Cover	Dec. 12, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2025
Entity File Number	001-37428
Entity Registrant Name	AIxCrypto Holdings, Inc.
Entity Central Index Key	0001460702
Entity Tax Identification Number	26-3474527
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5857 Owens Avenue
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Carlsbad
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90248
City Area Code	(760)
Local Phone Number	452-8111
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	AIXC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false